Pensions and other long-term employee benefit plans	12 Months Ended
Dec. 31, 2021
Pensions and other long-term employee benefit plans [Abstract]
Pensions and other long-term employee benefit plans
Note 24.    Pensions and other long-term employee benefit plans

24.1.  Description of the Technip Energies Group’s benefit plans

Technip Energies has two types of retirement plans: defined benefit plans and defined contribution plans. Our pension provision encompasses various end-of-service and retirement employee benefit plans. Depending on the employing entity, the main defined benefit plans can be:

■          End of service benefits, to be paid at the termination of service;
■          Retirement benefits;
■          Jubilee benefits;
■          Post-retirement medical benefits (health care and life insurance).

The defined benefits obligations are estimated by independent actuaries using the projected unit credit actuarial valuation method as per IAS 19 “Employee Benefits”. The actuarial assumptions used to determine the obligations may vary depending on the country. The actuarial estimation is based on usual parameters such as future wage, salary increase rate, life expectancy, staff turnover and inflation rate.

Plan assets are usually held in separate legal entities and measured at their fair value.

The Technip Energies Group is required to recognize the funded status of defined benefit post-retirement plans as an asset or liability in the consolidated statement of financial position and recognize changes in that funded status related to actuarial gains and losses – resulting either from the change in actuarial assumptions used, or from experience adjustments generated by actual developments – in other comprehensive income in the year in which the changes occur. Furthermore, the Technip Energies Group is required to measure the plan’s assets and its obligations that determine its funded status as of the date of the consolidated statement of financial position. The Technip Energies Group has applied this guidance to its pension and other post-retirement benefit plans which are primarily located in the Netherlands (48% of Group total obligations), France (29%), India (7%), the United Arab Emirates (6%), Italy (4%), Germany (2%).

In the Netherlands, these obligations are generated by a legacy defined benefit plan which has been closed for new participants since December 31, 2014. It was agreed that the entitlement is fixed and that the Company will contribute a fixed annual amount to the plan assets to finance an increase of the defined benefit plan pension rights that were accrued up to December 31, 2014, for a period of 14 years subsequent to the curtailment of the defined benefit plan. The Company does not pay any other funding contributions other than these fixed annual contribution amounts. The pension provision as at December 31, 2021 represents the net present value of the remaining 8 annual contribution payments. The current assets are entirely invested in a Dutch pension insurance policy.

In France, these obligations are mostly generated by legal or collectively bargained end of career benefit plans. The indemnities paid by the French entities when the employees leave for retirement are calculated based on their Group seniority and their salary at the time of departure. Technip Energies France SAS also provides a post-employment medical benefit to a small group of retirees in the form of annual contributions paid to a medical insurance provider.

The Group obligations with respect to post-employment healthcare benefits are not significant.

The Group is expected to pay €1.4 million of employer contribution in 2022 to the Dutch fund.

The Group is also expected to pay €11.6 million of pension and end of service benefits directly to Technip Energies employees in 2022.

The expected benefits payments (paid by the employer and by the plan assets) for the next 10 years are as follows:

(In millions of €)	Total expected benefit payments	France	The Netherlands	Others
2022	18.0	4.2	4.5	9.3
2023	12.1	1.7	4.6	5.8
2024	12.9	1.8	4.7	6.4
2025	13.7	3.0	4.9	5.8
2026	14.0	3.7	4.9	5.4
2027-2031	79.2	20.6	24.1	34.5
TOTAL	149.9	35.0	47.7	67.2

24.2. Net benefit expense recognized in the consolidated statement of income
The net benefit expense recognized in the statement of income is as follows:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Service cost	12.6	7.7	8.6
Interest on DBO	3.1	2.5	4.2
Interest on plan asset	(2.0)	(1.2)	(1.9)
Remeasurements of other long term benefits	(0.4)	0.1	(0.4)
Special events (curtailment/settlement)	—	0.1	—
Other	1.3	—	—
DEFINED BENEFIT COST INCLUDED IN THE STATEMENT OF INCOME	14.6	9.2	10.5
At the same time, in 2021, €4.9 million of actuarial gains have been recognized through OCI, €7.4 million of actuarial gains generated on the defined benefit obligation compensated by €2.5 million actuarial losses generated on plan assets.
24.3. Defined benefit asset (liability) recognized in the consolidated statement of financial position
The liability as recorded in the statement of financial position is as follows:
	December 31, 2021			December 31, 2020			December 31, 2019
(In millions of €)	Defined benefit obligation	Fair value of plan assets	Net defined benefit obligation	Defined benefit obligation	Fair value of plan assets	Net defined benefit obligation	Defined benefit obligation	Fair value of plan assets	Net defined benefit obligation
Defined benefit obligation as of the prior period end date	248.8	125.5	123.3	256.5	123.3	133.2	228.6	109.1	119.5
Expense as recorded in the statement of income	16.6	2.0	14.6	10.4	1.2	9.2	12.4	1.9	10.5
Total current service cost	12.6	—	12.6	7.7	—	7.7	8.6	—	8.6
Net financial costs	3.1	2.0	1.1	2.5	1.2	1.3	4.2	1.9	2.3
Actuarial gains of the year	(0.4)	—	(0.4)	0.2	—	0.2	(0.4)	—	(0.4)
Administrative costs and taxes and others	1.3	—	1.3	—	—	—	—	—	—
Actuarial gain/loss recognized in other comprehensive income	(7.4)	(2.5)	(4.9)	4.5	3.9	0.6	23.2	14.9	8.3
Actuarial gain/loss on defined benefit obligation	(7.4)	(2.5)	(4.9)	4.5	3.9	0.6	23.2	14.9	8.3
Experience	(3.4)	—	(3.4)	(3.6)	—	(3.6)	(5.3)	—	(5.3)
Financial assumptions	(6.6)	—	(6.6)	10.2	—	10.2	(0.3)	—	(0.3)
Demographic assumptions	2.6	—	2.6	(2.1)	—	(2.1)	28.8	—	28.8
Actuarial gain (loss) on plan assets	—	(2.5)	2.5	—	3.9	(3.9)	—	14.9	(14.9)
Contributions and benefits paid	(12.6)	(3.2)	(9.4)	(9.0)	(2.9)	(6.1)	(9.5)	(2.7)	(6.8)
Contributions by employer	—	1.7	(1.7)	—	1.4	(1.4)	—	1.4	(1.4)
Benefits paid by employer	(7.7)	—	(7.7)	(4.7)	—	(4.7)	(5.4)	—	(5.4)
Benefits paid from plan assets	(4.9)	(4.9)	—	(4.3)	(4.3)	—	(4.1)	(4.1)	—
Exchange difference and other settlements	31.4	17.5	13.9	(13.6)	—	(13.6)	1.8	0.1	1.7
DEFINED BENEFIT OBLIGATION AS OF THE PERIOD END DATE	276.8	139.3	137.5	248.8	125.5	123.3	256.5	123.3	133.2

As of December 31, 2021, the discounted defined benefit obligation included €149.7 million for funded plans (compared to  €137.1 million in 2020) and €127.1 million for unfunded plans (compared to €111.5 million in 2020).

The breakdown of the net defined-benefit liability by type of benefit plans is as follows:
(In millions of €)	December 31, 2021	December 31, 2020
Pension plans	100.7	94.8
End of service benefits	30.4	25.3
Other long term benefits	6.4	3.2
NET DEFINED BENEFIT OBLIGATION	137.5	123.3

The table below presents the liabilities per country:
	December 31, 2021
(In millions of €)	Defined benefit obligation	Assets	Liabilities
France	79.7	—	79.7
The Netherlands	131.9	(120.9)	11.0
Other	65.2	(18.4)	46.8
TOTAL	276.8	(139.3)	137.5
24.4. Actuarial assumptions
In 2021, the average duration of the Group's liability is 13.5 years. The average duration is 14.0 years in France and 14.7 years in the Netherlands.
In the Eurozone, the rates used to discount obligations are fixed by reference to the rates of bonds issued by companies within the main iBoxx Corporate AA taking into account the duration of each plan.
In the Eurozone, the inflation rate used to calculate the obligations is fixed by reference to the long term inflation target of 2% set by the European Central Bank with a 10 bps downward adjustment to reflect long term economic forecast.
The below sensitivity analyses are based on a change in an assumption while holding all other assumptions constant :
As at December 31, 2021	France	The Netherlands	Total
Discount rate	0.90%	0.90%	1.24%
Inflation rate	1.90%	1.90%	1.90%
Salary increase	3.12%	2.50%	3.42%

As at December 31, 2020	France	The Netherlands	Total
Discount rate	0.60%	0.70%	0.71%
Inflation rate	1.90%	1.90%	1.62%
Salary increase	3.12%	2.50%	2.76%
Sensitivity analysis:
As at December 31, 2021	France	The Netherlands	Total
Impact of a 25 bps increase or decrease in the discount rate	3.51%	3.67%	3.37%
Impact of a 25 bps increase or decrease in the inflation rate	0.16%	—%	0.17%
Impact of a 25 bps increase or decrease in the salary increase	3.35%	0.02%	1.19%
Assets plans break down:
	December 31, 2021	December 31, 2020
Equity instruments (shares)	—%	—%
Debt instruments (bonds)	—%	—%
Others	—%	—%
Insured assets	100%	100%